DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS
The Company manages foreign currency exposure and other market risks associated with certain assets and liabilities by using derivative financial instruments such as foreign exchange forwards, bond futures, options, cross currency swaps, interest rate swaps and warrants. The Company purchases equity-indexed options as economic hedges against fluctuations in the equity markets to which equity-indexed products are exposed. These options are not designated as hedging instruments for accounting purposes under GAAP. Equity-indexed contracts include a fixed host universal-life insurance or annuity contract and an equity- indexed embedded derivative. Derivative financial instruments are financial contracts whose value is derived from underlying interest rates, exchange rates or other financial instruments. The Company does not invest in derivatives for speculative purposes. Please reference Note 2(k) for further information on derivative investments.

Foreign exchange forwards, options, cross currency swaps, interest rate swaps and warrants are over-the-counter (OTC) contractual agreements negotiated between counterparties. Futures contracts are traded on an organized market and are contractual obligations to buy or to sell a financial instrument at a predetermined future time at a given price.

The notional principal represents the amount to which a rate or price is applied to determine the cash flows to be exchanged periodically and does not represent credit exposure. Maximum credit risk is the estimated cost of replacing derivative financial instruments which have a positive value, should the counterparty default.

Derivatives, except for embedded derivatives, are included in Other invested Assets or Other Liabilities, at fair value. Embedded derivative assets and liabilities on Modco arrangements and embedded derivative liabilities on indexed annuity and variable annuity products are included on the statements of financial position within the Reinsurance Funds Withheld, and Policyholders’ Account Balances lines respectively, at fair value.
The detail of derivative instruments is shown below:

		Location in the Consolidated Statements of Financial Position	December 31, 2022			December 31, 2021
US$ MILLIONS	Primary underlying risk		Notional Amount	Gross Fair Value		Notional Amount	Gross Fair Value
Derivatives not designated as hedging instruments				Assets	Liabilities		Assets	Liabilities
Equity-indexed options	Equity	Other invested assets	$7,452	$157	$—	$5,646	$130	$—
Foreign exchange forwards	Foreign Currency	Other invested assets	2,809	7	(12)	1,002	7	—
Bond futures	Interest Rate	Other invested assets	1,504	—	(25)	730	9	—
Cross currency swaps	Foreign Currency	Other invested assets	17	1	—	18	—	—
Interest rate swaps	Interest Rate	Other invested assets	15	1	—	72	—	(1)
Warrants	Equity	Other invested assets	—	—	—	1	—	—
Embedded derivatives in:
Modco arrangement	Interest rate	Reinsurance funds withheld	—	151	—	—	(18)	—
Indexed annuity and variable annuity product	Interest rate	Policyholder account balances	—	—	(907)	—	—	(190)
			$11,797	$317	$(944)	$7,469	$128	$(191)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Locations in the Consolidated Statements of Operations	2022	2021	2020
Derivatives not designated as hedging instruments		Gains (Losses) Recognized in Income on Derivatives
Equity-indexed options	Investment related gains (losses), net	$(105)	$(10)	$—
Foreign exchange forwards	Investment related gains (losses), net	29	3	—
Bond futures	Investment related gains (losses), net	81	(1)	5
Cross currency swaps	Investment related gains (losses), net	1	—	—
Interest rate swaps	Investment related gains (losses), net	1	(1)	—
Embedded derivatives in:
Modco arrangement	Net investment results from funds withheld	(37)	(4)	—
Indexed annuity and variable annuity product	Interest sensitive contract benefits	61	(11)	—

The Company’s use of derivative instruments exposes it to credit risk in the event of non-performance by counterparties. The Company has a policy of only dealing with counterparties it believes are creditworthy and obtaining sufficient collateral where appropriate, as a means of mitigating the financial loss from defaults. The Company holds collateral in cash and notes secured by U.S. government-backed assets. The non-performance risk is the net counterparty exposure based on fair value of open contracts less fair value of collateral held. The Company maintains master netting agreements with its current active trading partners. A right of offset has been applied to collateral that supports credit risk and has been recorded in the condensed consolidated statements of financial position as an offset to “Other invested assets” with an associated payable to “Other liabilities” for excess collateral.
Information regarding the amounts offset on the statement of financial position and the Company’s exposure to credit loss on the derivatives it holds is presented below:

AS AT DEC. 31, 2022 US$ MILLIONS			Collateral Held in Invested Assets		Collateral Amounts Used to Offset Exposure
Derivative Type	Derivative Gross Fair Value	Collateral Held in Cash		Total Collateral Held		Excess Collateral	Exposure Net of Collateral
Equity-indexed options	$157	$101	$20	$121	$121	$—	$36
Foreign exchange forwards	(5)	—	—	—	—	—	(6)
Bond futures	(25)	—	—	—	—	—	(25)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$129	$101	$20	$121	$121	$—	$7
1.Our PRT business had $81 million collateral held in cash and invested assets at December 31, 2022 that are not offset against its derivative contracts.

AS AT DEC. 31, 2021 US$ MILLIONS			Collateral Held in Invested Assets		Collateral Amounts Used to Offset Exposure
Derivative Type	Derivative Gross Fair Value	Collateral Held in Cash		Total Collateral Held		Excess Collateral	Exposure Net of Collateral
Equity-indexed options	$130	$—	$—	$—	$—	$—	$130
Foreign exchange forwards	7	—	—	—	—	—	7
Bond futures	9	—	—	—	—	—	9
Interest rate swaps	(1)	—	—	—	—	—	(1)
	$145	$—	$—	$—	$—	$—	$145
1.Our PRT business had $23 million collateral held in cash and invested assets as at December 31, 2021 that are not offset against its derivative contracts.